UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-5845
Van Kampen Senior Loan Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 7/31
Date of reporting period: 4/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Variable Rate** Senior Loan Interests 118.9%
	Aerospace/Defense 2.6%
$7,013	Alion Science and Technology Corp., Term Loan	9.50%	02/06/13	$4,207,850
2,073	Apptis, Inc., Term Loan	3.69 to 5.50	12/20/12	1,513,406
995	Booz Allen Hamilton, Inc., Term Loan (a)	7.50	07/31/15	980,387
1,728	DeCrane Aircraft Holdings, Inc., Term Loan	3.24	02/21/13	971,948
9,167	IAP Worldwide Services, Inc., Term Loan (b)	8.25 to 10.50	12/30/12 to 06/30/13	4,286,778
2,944	ILC Industries, Inc., Term Loan	2.43	02/24/12	2,579,680
3,519	Primus International, Inc., Term Loan	2.95	06/07/12	2,586,757
4,819	Vangent, Inc., Term Loan	3.50	02/14/13	4,072,391
625	Wesco Aircraft Hardware Corp., Term Loan	6.18	03/28/14	445,313

				21,644,510

	Automotive 2.4%
3,258	Acument Global Technologies, Inc., Term Loan	4.72	08/11/13	1,506,935
921	Affinia Group, Inc., Term Loan (a)	4.04	11/30/11	656,701
1,667	Ford Motor Co., Term Loan	3.46 to 4.14	12/16/13	1,055,682
7,019	Metokote Corp., Term Loan	3.44 to 4.04	11/27/11	4,140,973

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Automotive (continued)
$728	Navistar International Corp., Revolving Credit Agreement	3.66 to 7.22%	01/19/12	$595,660
2,002	Navistar International Corp., Term Loan	3.68	01/19/12	1,638,064
500	Performance Transportation Services, Inc., Revolving Credit Agreement (c)(d)(e)	7.29	01/26/12	137,585
344	Performance Transportation Services, Inc., Term Loan (c)(d)(e)	7.50	01/26/12	94,478
1,915	Polypore, Inc., Term Loan	2.50	07/03/14	1,647,225
1,097	Precision Partners, Inc., Term Loan	8.75	08/25/13	614,221
6,683	Sensata Technologies, Inc., Term Loan	2.60 to 2.80	04/27/13	4,728,280
500	TRW Automotive, Inc., Term Loan	2.00	02/09/14	335,834
6,021	Veyance Technologies, Inc., Term Loan	2.97	07/31/14	3,050,821

				20,202,459

	Banking 1.2%
13,211	Dollar Financial Corp., Term Loan	3.97 to 4.22	10/30/12	10,370,470

	Beverage, Food & Tobacco 8.6%
5,210	Acosta, Inc., Term Loan (a)	2.68	07/28/13	4,539,166

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Beverage, Food & Tobacco (continued)
$3,079	BE Foods Investments, Inc., Term Loan (b)	6.22%	07/11/12	$2,155,627
13,132	Coleman Natural Foods, LLC, Term Loan (b)	8.21 to 11.96	08/22/12 to 08/22/13	8,577,943
4,761	DCI Cheese Co., Term Loan	4.47	06/30/10	2,737,412
18,582	Dole Food Co. Inc., Term Loan	7.25 to 8.00	04/12/13	17,884,763
7,264	DS Waters of America, Inc., Term Loan	2.70	10/27/12	6,119,628
4,050	DSW Holdings, Inc., Term Loan	4.45	03/02/12	2,288,250
8,135	Farley’s & Sathers Candy Co., Inc., Term Loan	4.19 to 8.48	06/15/10 to 03/24/11	7,225,004
5,499	FSB Holdings, Inc., Term Loan	2.69 to 6.19	09/29/13 to 03/29/14	3,941,581
7,369	LJVH Holdings, Inc., Term Loan (Canada)	3.72	07/19/14	6,005,531
3,121	PBM Products, LLC, Term Loan	2.68	09/29/12	2,715,120
356	Pinnacle Foods Finance, LLC, Revolving Credit Agreement	3.18	04/02/13	240,545
8,457	Pinnacle Foods Finance, LLC, Term Loan	3.25	04/02/14	7,090,468
669	Smart Balance, Inc., Term Loan	4.23	05/18/14	569,009

				72,090,047

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Cable 4.1%
$2,280	Cequel Communications, LLC, Term Loan	2.46 to 2.48%	11/05/13	$2,072,200
18,795	Charter Communications Operating, LLC, Term Loan (e)	5.23 to 6.75	03/06/14 to 09/06/14	13,944,906
5,428	Knology, Inc., Term Loan	2.75	06/30/12	4,702,083
3,120	MCC Iowa, LLC, Term Loan	2.08	01/31/15	2,784,969
1,564	Mediacom Illinois, LLC, Term Loan	1.83	01/31/15	1,399,780
7,387	RCN Corp., Term Loan	3.50	05/25/14	6,648,580
2,488	TWCC Holding Corp., Term Loan	7.25	09/12/15	2,473,197

				34,025,715

	Broadcasting — Diversified 1.0%
8,438	Alpha Topco, Ltd., Term Loan (United Kingdom) (a)	2.80 to 5.31	12/31/13 to 06/30/14	4,829,625
5,504	Cumulus Media, Inc., Term Loan	2.21	06/11/14	2,806,939
658	NEP II, Inc., Term Loan	2.69	02/16/14	562,170

				8,198,734

	Broadcasting — Radio 2.1%
5,000	Citadel Broadcasting Corp., Term Loan	2.93 to 2.97	06/12/14	2,068,750

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Radio (continued)
$7,745	CMP KC, LLC, Term Loan (f)	4.50%	05/03/11	$2,102,323
13,889	CMP Susquehanna Corp., Term Loan	2.47 to 2.50	05/05/13	6,180,435
1,164	LBI Media, Inc., Term Loan	1.93	03/31/12	820,620
3,864	Multicultural Radio Broadcasting, Inc., Term Loan	3.24 to 6.24	12/18/12 to 06/18/13	2,498,006
2,418	NextMedia Operating, Inc., Term Loan (b)(d)	8.46	11/15/13	429,263
1,250	NextMedia Operating, Inc., Term Loan (b)	5.25 to 6.25	11/15/12	616,657
2,081	Regent Broadcasting, LLC, Term Loan	3.47	11/21/13	889,839
5,200	Spanish Broadcasting Systems, Inc., Term Loan	2.97	06/11/12	1,910,947

				17,516,840

	Broadcasting — Television 1.7%
963	Barrington Broadcasting, LLC, Term Loan (a)	5.47 to 5.48	08/12/13	388,272
2,694	FoxCo Acquisition, LLC, Term Loan	7.25	07/14/15	1,656,649
964	High Plains Broadcasting Operating Co., LLC, Term Loan	7.25	09/14/16	392,634
3,642	Newport Television, LLC, Term Loan	8.00	09/14/16	1,484,097

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Television (continued)
$4,114	NV Broadcasting, LLC, Term Loan (d)	5.25%	11/01/13	$1,131,510
2,421	Sunshine Acquisition, Ltd., Term Loan	3.49	03/20/12	1,319,600
12,225	Univision Communications, Inc., Term Loan	2.68	09/29/14	7,762,808

				14,135,570

	Buildings & Real Estate 1.9%
2,500	El Ad IDB Las Vegas, LLC, Term Loan	3.22	08/09/12	1,937,500
4,000	Ginn LA CS Borrower, LLC, Term Loan (d)(f)	10.20	06/08/12	8,000
9,880	Ginn LA CS Borrower, LLC, Term Loan (d)	6.20 to 7.75	06/08/11	876,850
4,888	Kuilima Resort Co., Term Loan (b)(d)(f)	20.21	09/30/11	0
90	Kuilima Resort Co., Term Loan (b)(d)(f)(g)	25.48	10/01/08	0
9,800	Kyle Acquisition Group, LLC, Term Loan (d)	5.75 to 6.00	07/20/09 to 07/20/11	662,725
625	Lake at Las Vegas Joint Venture, LLC, Revolving Credit Agreement (b)(d)(e)	16.10	06/20/12	39,678

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$1,016	Lake at Las Vegas Joint Venture, LLC, Term Loan (b)(d)(e)(f)	7.93%	08/20/09	$928,379
5,402	Lake at Las Vegas Joint Venture, LLC, Term Loan (b)(d)(e)	14.35 to 16.10	06/20/12	343,034
627	Landsource Communities Development, LLC, Revolving Credit Agreement (d)(e)	9.50	05/31/09	593,106
2,737	Landsource Communities Development, LLC, Term Loan (b)(d)(e)	8.25	05/31/09	540,568
2,816	LNR Property Corp., Term Loan	4.00	07/12/11	1,503,744
2,808	NLV Holdings, LLC, Term Loan (b)	6.43 to 10.68	05/09/11 to 05/09/12	552,137
1,188	Realogy Corp., Term Loan	3.50 to 4.18	10/10/13	774,606
10	Shea Capital I, LLC, Term Loan	4.50	10/27/11	6,894
979	Shea Mountain House, LLC, Term Loan	3.70 to 4.50	05/11/11	636,555
2,000	South Edge, LLC, Term Loan (d)	5.50	10/31/09	363,334
1,272	South Edge, LLC, Term Loan (d)(g)	5.25	10/31/08	238,501
360	Standard Pacific Corp., Term Loan	3.00	05/05/13	184,800

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$321	Tamarack Resorts, LLC, Term Loan (f)	17.49%	05/03/09	$293,597
3,964	Tamarack Resorts, LLC, Term Loan (d)	2.70 to 7.50	05/19/11	1,585,600
4,904	WCI Communities, Inc., Term Loan (e)	5.75 to 8.25	09/24/09 to 12/23/10	2,800,570
4,529	Yellowstone Mountain Club, LLC, Term Loan (d)(e)	4.63	09/30/10	1,222,779

				16,092,957

	Business Equipment & Services 4.4%
4,170	Affinion Group, Inc., Term Loan (a)	2.93 to 3.75	10/17/12	3,670,010
3,000	Brand Services, Inc., Term Loan	6.44 to 7.31	02/07/15	1,245,000
3,704	First American Payment Systems, LP, Term Loan	3.44 to 4.81	10/06/13	2,573,933
1,770	GSI Holdings, LLC, Term Loan	4.26	08/01/14	1,061,800
1,008	InfoUSA, Inc., Term Loan	3.22	02/14/12	813,996
7,326	NCO Financial Systems, Term Loan	7.50	05/15/13	5,164,775
17,238	Nielsen Finance, LLC, Term Loan	2.47	08/09/13	14,660,089
3,469	RGIS Services, LLC, Term Loan	3.35 to 3.72	04/30/14	2,595,996
3,629	Sedgwick CMS Holdings, Inc., Term Loan	2.68	01/31/13	3,111,792

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Business Equipment & Services (continued)
$1,970	SMG Holdings, Inc., Term Loan	3.50 to 4.78%	07/27/14	$1,615,276

				36,512,667

	Chemicals, Plastics & Rubber 6.5%
5,450	Brenntag Holdings GmbH & Co. KG, Term Loan (Germany)	2.45 to 5.50	01/20/14 to 12/23/15	4,046,500
897	Cristal Inorganic Chemicals US, Inc., Term Loan	3.47	05/15/14	583,082
9,762	Ferro Corp., Term Loan	6.51 to 7.22	06/06/12	6,955,345
1,529	Foamex L.P., Term Loan (d)	5.50	02/12/13	440,794
17,611	Hexion Specialty Chemicals, Inc., Term Loan	3.50	05/06/13	8,738,106
5,572	Huntsman International, LLC, Term Loan	2.18	04/21/14	4,625,067
5,429	Ineos Holdings, Ltd., Term Loan (United Kingdom)	7.50 to 8.00	12/16/13 to 12/16/14	2,913,391
8,422	Kraton Polymers, LLC, Term Loan	3.25	05/13/13	5,735,180
7,329	Lucite International Group Holdings, Ltd., Term Loan (United Kingdom)	2.68	07/07/13	7,109,300
160	Lyondell Chemical Co., Revolving Credit Agreement (e)	5.75	12/20/13	52,893
2,322	Lyondell Chemical Co., Term Loan (e)	5.94 to 13.00	12/15/09	1,928,760

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Chemicals, Plastics & Rubber (continued)
$6,464	Lyondell Chemical Co., Term Loan (e)	5.75 to 7.00%	12/22/14	$2,084,573
4,963	PQ Corp., Term Loan	4.29 to 4.47	07/30/14	3,312,469
3,000	Solutia, Inc., Term Loan	8.50	02/28/14	2,367,189
4,937	Univar Inc., Term Loan	4.22	10/11/14	3,227,891

				54,120,540

	Construction Material 0.8%
7,410	Axia, Inc., Term Loan	5.00	12/21/12	2,037,846
4,969	Building Materials Holding Corp., Term Loan (a)	6.50 to 8.25	11/10/11	1,850,978
4,720	Contech Construction Products, Inc., Term Loan	2.47	01/31/13	2,432,213
1,500	Custom Building Products, Inc., Term Loan	10.75	04/20/12	845,000

				7,166,037

	Containers, Packaging & Glass 2.6%
1,338	Anchor Glass Container Corp., Term Loan (a)	6.75	06/20/14	1,204,018
3,459	Berlin Packaging LLC, Term Loan	3.44 to 4.89	08/17/14	2,732,393
777	Berry Plastics Group, Inc., Term Loan (a)	2.47	04/03/15	572,379
100	Fleming Packaging Corp., Revolving Credit Agreement (c)(d)(e)(f)	3.75	03/31/03	0

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Containers, Packaging & Glass (continued)
$871	Fleming Packaging Corp., Term Loan (c)(d)(e)(f)	7.25%	08/31/04	$0
2,206	Graphic Packaging International, Inc., Revolving Credit Agreement	2.76	05/16/13	1,787,063
3,825	Graphic Packaging International, Inc., Term Loan	2.46 to 3.21	05/16/14	3,474,061
200	Kranson Industries, Inc., Revolving Credit Agreement	2.25 to 4.50	07/31/13	167,000
7,469	Kranson Industries, Inc., Term Loan	2.69 to 5.00	07/31/13	6,460,937
5,816	Packaging Dynamics, Term Loan	2.43	06/09/13	3,489,776
4,045	Pertus Sechzehnte GmbH, Term Loan (Germany)	2.85 to 3.10	06/13/15 to 06/13/16	1,961,813
675	Tegrant Holding Corp., Term Loan	6.72	03/08/15	108,000

				21,957,440

	Diversified Manufacturing 0.8%
1,593	Arnold Magnectic Technologies Corp., Term Loan (f)	7.50 to 8.50	03/07/11 to 03/06/12	1,102,498
3,553	Euramax International, Inc., Term Loan (d)	13.00	06/28/13	159,893
6,570	MW Industries, Inc., Term Loan (f)	3.46 to 5.21	11/01/13	5,464,379

				6,726,770

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Durable Consumer Products 0.3%
$2,758	Brown Jordan International, Inc., Term Loan	4.46 to 6.25%	04/30/12	$2,151,351

	Ecological 0.3%
980	Energy Solutions, LLC, Term Loan	2.69	05/28/13	921,652
1,162	Environmental Systems Products Holdings, Term Loan (f)	13.50	09/12/12	1,045,876
900	Synagro Technologies, Inc., Term Loan	5.21	10/02/14	337,500

				2,305,028

	Education & Child Care 3.2%
1,936	Bright Horizons Family Solutions, Inc., Revolving Credit Agreement	5.75	05/28/14	1,316,480
2,464	Bright Horizons Family Solutions, Inc., Term Loan (a)	6.25 to 7.50	05/28/15	2,102,437
6,000	Cengage Learning, Holding II, LP, Term Loan	3.02	07/03/14	4,453,500
2,229	Educate, Inc., Term Loan	3.47 to 6.47	06/14/13 to 06/14/14	1,647,815
1,116	Education Management, LLC, Revolving Credit Agreement	2.25	06/01/12	920,930
9,400	Education Management, LLC, Term Loan	3.00	06/01/13	8,469,935

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Education & Child Care (continued)
$12,313	Nelson Education, Ltd., Term Loan (Canada)	3.72%	07/05/14	$7,695,312

				26,606,409

	Electronics 3.3%
4,286	Edwards Ltd., Term Loan (Cayman Islands II)	2.43 to 6.18	05/31/14 to 11/30/14	2,042,894
540	H3C Holdings, Ltd., Term Loan (Cayman Islands)	4.79	09/28/12	421,200
4,875	Infor Enterprise Solutions Holdings, Inc., Term Loan	4.18	07/28/12	3,510,000
1,687	Intergraph Corp., Term Loan	3.26	05/29/14	1,543,413
1,439	Matinvest 2 SAS, Term Loan (France)	2.74 to 3.24	06/23/14 to 06/22/15	879,720
2,601	Network Solutions, LLC, Term Loan	2.93 to 3.72	03/07/14	1,885,979
951	Nuance Communications, Inc., Term Loan	2.43	03/29/13	863,840
13,372	Open Solutions, Inc., Term Loan	3.23	01/23/14	7,354,599
390	Stratus Technologies, Inc., Term Loan	4.99	03/29/11	214,500
619	Sungard Data Systems, Inc., Revolving Credit Agreement	1.63 to 4.25	08/11/11	484,375

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Electronics (continued)
$6,990	Sungard Data Systems, Inc., Term Loan	2.22 to 2.99%	02/28/14	$6,392,369
1,576	Verint Systems Inc., Term Loan	3.70	05/25/14	1,182,226
716	X-Rite, Inc., Term Loan	7.75 to 8.00	10/24/12	567,759

				27,342,874

	Entertainment & Leisure 5.0%
7,377	Bombardier Recreational Products, Inc., Term Loan (Canada)	3.86 to 4.02	06/28/13	3,762,380
3,747	Cedar Fair, LP, Term Loan	2.43 to 4.25	02/17/12	3,413,270
404	Cinemark USA, Inc., Term Loan	2.19 to 2.99	10/05/13	378,044
7,087	Fender Musical Instruments Corp., Term Loan	2.76 to 3.47	06/09/14	3,650,018
1,982	Gibson Guitar Corp., Term Loan	3.47	12/29/13	1,674,952
4,000	Hicks Sports Group, LLC, Term Loan (d)	5.75	12/22/10	2,330,000
4,404	Metro-Goldwyn-Mayer Studios, Inc., Revolving Credit Agreement	2.75 to 3.19	04/08/10	1,717,500
25,054	Metro-Goldwyn-Mayer Studios, Inc., Term Loan	3.68	04/08/12	12,286,864
1,931	Mets, LP, Term Loan (f)	2.44	07/25/10	1,757,600
3,710	Playcore Holdings, Inc., Term Loan	3.75 to 4.75	02/21/14	2,875,567

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Entertainment & Leisure (continued)
$1,347	Regal Cinemas, Corp., Term Loan	4.97%	10/27/13	$1,301,510
750	Ticketmaster Entertainment, Inc., Term Loan	4.23	07/25/14	697,500
1,700	True Temper Sports, Inc., Revolving Credit Agreement (g)	3.25	03/15/09	1,011,500
6,429	True Temper Sports, Inc., Term Loan	6.50 to 7.50	03/15/11	4,026,452
3,750	True Temper Sports, Inc., Term Loan (d)	6.60	06/30/11	1,262,501

				42,145,658

	Farming & Agriculture 0.2%
2,000	WM. Bolthouse Farms, Inc., Term Loan (a)	5.93	12/16/13	1,430,000

	Finance 5.9%
527	DCS Business Services, Inc., Term Loan (f)	10.75	08/04/11	416,443
20,973	First Data Corp., Term Loan	3.18 to 3.19	09/24/14	15,376,704
3,622	Grosvenor Capital Management Holdings, LLP, Term Loan	2.49 to 3.27	12/05/13	2,716,762
9,882	iPayment, Inc., Term Loan	2.45 to 3.23	05/10/13	6,719,485
8,308	LPL Holdings, Inc., Term Loan	2.18 to 2.97	06/28/13	7,117,346
1,973	Metavante Corp., Term Loan	2.92	11/01/14	1,898,567

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Finance (continued)
$8,070	National Processing Company Group, Term Loan	3.49 to 7.67%	09/29/13 to 09/29/14	$4,456,275
3,300	Nuveen Investments, Inc., Term Loan	3.43 to 4.23	11/13/14	2,176,970
9,861	Oxford Acquisition III, Ltd., Term Loan (United Kingdom)	3.10	05/12/14	3,401,948
7,242	RJO Holdings Corp., Term Loan	3.47 to 7.22	07/12/14 to 07/12/15	1,903,196
10,117	Transfirst Holdings, Inc., Term Loan	3.18 to 6.43	06/15/14 to 06/15/15	2,949,396

				49,133,092

	Grocery 0.2%
1,840	Roundy’s Supermarkets, Inc., Term Loan	3.18 to 3.22	11/03/11	1,686,428

	Health & Beauty 0.9%
4,495	American Safety Razor Co., Term Loan	2.93 to 6.68	07/31/13 to 01/30/14	3,416,271
11,101	Marietta Intermediate Holding Corp, Term Loan (b)	5.43 to 12.00	11/30/10 to 12/17/11	1,574,188
5,425	Philosophy, Inc., Term Loan	2.43	03/16/14	2,233,280

				7,223,739

	Healthcare 14.2%
6,034	American Medical Systems, Inc., Term Loan	2.69	07/20/12	5,611,381

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Healthcare (continued)
$564	Catalent Pharma Solutions, Inc., Revolving Credit Agreement	2.70 to 2.74%	04/10/13	$344,214
7,369	Catalent Pharma Solutions, Inc., Term Loan	2.68	04/10/14	5,187,600
18,585	Community Health Systems, Inc., Term Loan	2.68 to 3.51	07/25/14	16,822,059
1,180	Concentra Inc., Term Loan	3.47	06/25/14	873,223
4,959	CRC Health Group, Inc., Term Loan	3.47	02/06/13	3,595,308
4,801	DSI Renal, Inc., Term Loan	6.25	03/31/13	2,748,290
1,250	Fresenius SE, Term Loan (Germany)	6.75	09/10/14	1,251,562
689	Genoa Healthcare Group, LLC, Term Loan	6.00	08/10/12	513,356
8,098	Harlan Sprague Dawley, Inc., Term Loan	2.93 to 2.96	07/14/14	6,188,190
15,520	HCA, Inc., Term Loan	3.22 to 3.47	11/16/12 to 11/18/13	14,047,745
4,189	HCR Healthcare, LLC, Term Loan	2.93 to 2.95	12/22/14	3,358,157
10,568	Health Management Associates, Inc., Term Loan	2.97	02/28/14	9,195,219

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Healthcare (continued)
$10,807	Inverness Medical Innovations, Inc., Term Loan	2.43 to 3.23%	06/26/14	$9,986,130
15,225	Multiplan, Inc., Term Loan	2.94	04/12/13	13,416,792
1,000	Select Medical Corp., Revolving Credit Agreement	3.43 to 4.75	02/24/11	810,000
2,328	Sun Healthcare Group, Inc., Term Loan	3.10 to 3.63	04/21/14	2,027,062
1,056	Surgical Care Affiliates, LLC, Revolving Credit Agreement	3.22	06/29/13	538,560
11,790	Surgical Care Affiliates, LLC, Term Loan	3.22	12/29/14	9,844,650
10,773	United Surgical Partners International Inc., Term Loan	2.45 to 3.10	04/19/14	9,453,273
4,332	Viant Holdings, Inc., Term Loan	3.47	06/25/14	3,270,826

				119,083,597

	Home & Office Furnishings, Housewares & Durable Consumer Products 1.0%
8,252	Generation Brands, LLC, Term Loan (b)	8.49	06/20/13	2,310,699
2,604	Hunter Fan Co., Revolving Credit Agreement	4.96	04/16/13	1,367,187
2,117	Hunter Fan Co., Term Loan	3.01 to 7.20	04/16/14 to 10/16/14	774,605

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Home & Office Furnishings, Housewares & Durable Consumer Products (continued)
$2,303	Mattress Holding Corp., Inc., Term Loan	2.69%	01/18/14	$579,615
5,044	National Bedding Co., LLC, Term Loan	5.46	02/28/14	1,795,710
2,088	Sealy Mattress Co., Revolving Credit Agreement	4.97 to 4.99	04/06/10	1,356,875

				8,184,691

	Hotels, Motels, Inns & Gaming 7.9%
6,381	BLB Worldwide Holdings, Inc., Term Loan	4.75	08/23/11	2,041,946
1,250	BLB Worldwide Holdings, Inc., Term Loan (b)(d)	6.50	07/18/12	96,875
748	Cannery Casino Resorts, LLC, Revolving Credit Agreement	2.95 to 3.00	05/18/12	616,875
11,722	Cannery Casino Resorts, LLC, Term Loan	2.69 to 4.69	05/18/13 to 05/16/14	8,847,597
4,964	Golden Nugget, Inc., Term Loan	2.44 to 3.69	06/30/14 to 12/31/14	1,850,462
7,981	Greektown Casino, LLC, Term Loan (d)(e)	5.00	12/03/12	1,616,161
3,771	Greektown Holdings, LLC, Term Loan	16.75	06/01/09 to 12/03/12	2,607,071
14,655	Green Valley Ranch Gaming, LLC, Term Loan	3.15 to 4.00	02/16/14	6,160,347

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Hotels, Motels, Inns & Gaming (continued)
$299	Harrah’s Operating Co., Inc., Term Loan	3.44 to 4.09%	01/28/15	$213,687
15,639	Las Vegas Sands, LLC/Venetian Casino, Term Loan	2.18	05/23/14	9,930,971
4,923	Magnolia Hill, LLC, Term Loan	3.68 to 3.74	10/30/13	4,282,672
20,781	New World Gaming Partners Holdings, Ltd., Term Loan	3.71	09/30/14	10,286,719
11,417	Venetian Macau, Ltd., Term Loan	2.68	05/25/12 to 05/25/13	8,405,521
9,123	Yonkers Racing Corp., Term Loan	10.50	08/12/11	8,962,888

				65,919,792

	Insurance 3.9%
3,923	Alliant Holdings I, Inc., Term Loan	4.23	08/21/14	3,079,883
9,098	AmWins Group, Inc., Term Loan	3.76 to 3.79	06/08/13	5,481,381
628	Applied Systems, Inc., Term Loan	2.94 to 3.72	09/26/13	543,243
2,359	Audatex North America, Inc., Term Loan	3.13	05/16/14	2,081,978
3,041	Conseco, Inc., Term Loan	6.50	10/10/13	1,277,228
1,350	HMSC Corp., Term Loan	5.93	10/03/14	391,500

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Insurance (continued)
$6,250	Mitchell International, Inc., Term Loan	6.50%	03/30/15	$3,765,625
4,033	USI Holdings Corp., Revolving Credit Agreement	2.93	05/05/13	2,097,333
13,100	USI Holdings Corp., Term Loan	3.97	05/05/14	9,148,162
5,460	Vertafore, Inc., Term Loan	3.75 to 7.25	01/31/12 to 01/31/13	4,761,225

				32,627,558

	Machinery 0.3%
1,930	Goodman Global, Inc., Term Loan	6.50	02/13/14	1,702,260
2,955	Mold-Masters Luxembourg Holdings, S.A., Term Loan	4.00	10/11/14	1,108,125

				2,810,385

	Medical Products & Services 1.8%
4,965	AGA Medical Corp., Term Loan	2.46 to 3.69	04/28/13	4,245,362
1,746	Biomet Inc., Term Loan	3.43 to 4.22	03/25/15	1,637,065
8,288	Carestream Health, Inc., Term Loan	2.43	04/30/13	7,193,894
2,973	VWR International, Inc., Term Loan	2.93	06/29/14	2,402,793

				15,479,114

	Mining, Steel, Iron & Non-Precious Metals 0.1%
736	John Maneely Co., Term Loan	3.71 to 4.39	12/09/13	534,556

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Natural Resources 1.0%
$1,120	CDX Funding, LLC, Term Loan (d)(e)	7.50%	03/31/13	$392,000
10,354	Western Refining, Inc., Term Loan	8.25	05/30/14	8,309,370

				8,701,370

	Non-Durable Consumer Products 2.7%
4,018	Amscan Holdings, Inc., Term Loan	3.47 to 4.10	05/25/13	3,455,480
6,416	Huish Detergents, Inc., Term Loan	2.18	04/26/14	5,709,853
6,738	KIK Custom Products, Inc., Term Loan	2.69 to 5.44	05/31/14 to 11/30/14	2,455,795
2,145	Mega Brands, Inc., Term Loan (Canada)	9.75	07/26/12	750,651
406	Spectrum Brands, Inc., Revolving Credit Agreement (e)	4.51 to 6.25	03/30/13	323,502
8,015	Spectrum Brands, Inc., Term Loan (e)	8.25	03/30/13	6,389,703
1,800	Targus Group International, Inc., Term Loan	9.75	05/22/13	450,000
3,935	Yankee Candle Co., Inc., Term Loan	2.44 to 3.22	02/06/14	3,298,079

				22,833,063

	Paper & Forest Products 0.6%
2,400	Ainsworth Lumber Co., Ltd., Term Loan	5.44	06/26/14	1,380,000
1,810	Tidi Products, LLC, Term Loan (f)	3.49 to 4.99	12/29/11 to 06/29/12	1,497,865
390	Verso Paper Holding, LLC, Term Loan (b)	6.76 to 7.51	08/01/13	33,183

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Paper & Forest Products (continued)
$6,964	White Birch Paper Co., Term Loan (Canada)	3.97%	05/08/14	$1,973,063

				4,884,111

	Pharmaceuticals 0.7%
4,444	Generics International, Inc., Term Loan	4.72	10/31/14	3,666,094
2,000	Mylan Laboratories, Inc., Term Loan	3.81 to 4.50	10/02/14	1,906,112

				5,572,206

	Printing & Publishing 7.2%
1,399	American Media Operations, Inc., Term Loan (a)	10.00	01/31/13	773,915
1,670	Ascend Media Holdings, LLC, Term Loan (d)	8.25 to 9.77	01/31/12	417,538
1,953	Caribe Media, Inc., Term Loan	2.68 to 2.71	03/31/13	1,001,164
10,491	Cygnus Business Media, Inc., Term Loan (d)	5.75	07/13/09	5,770,187
2,500	Dex Media West, LLC, Term Loan	7.00	10/24/14	1,692,187
990	DRI Holdings, Inc., Term Loan	3.96 to 4.22	07/03/14	594,097
13,946	Endurance Business Media, Inc., Term Loan (d)(f)	6.75 to 9.25	07/26/13 to 01/26/14	6,025,915
8,058	F&W Publications, Inc., Term Loan	3.50 to 5.48	08/05/12 to 02/05/13	2,298,033

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing (continued)
$10,204	Gatehouse Media Inc., Term Loan	2.44 to 2.47%	08/28/14	$2,580,140
2,813	Idearc, Inc., Term Loan (d)(e)	6.25	11/17/14	1,106,721
1,540	Intermedia Outdoor, Inc., Term Loan	4.22	01/31/13	769,781
1,591	Knowledgepoint360 Group, LLC, Term Loan	4.49 to 8.24	04/14/14 to 04/13/15	1,107,662
2,404	Local Insight Regatta Holdings, Inc., Term Loan	7.75	04/23/15	1,127,055
2,266	MC Communications, LLC, Term Loan (b)	12.25 to 13.50	12/31/10	736,388
5,373	MediaNews Group, Inc., Term Loan	5.72 to 7.72	12/30/10 to 08/02/13	1,054,744
4,100	Merrill Communications, LLC, Term Loan	2.68 to 7.76	12/24/12 to 11/15/13	1,683,895
3,681	Network Communications, Inc., Term Loan	3.62 to 4.62	11/30/12	2,116,627
2,333	Newsday, LLC, Term Loan	6.63	08/01/13	2,216,666
5,975	Penton Media, Inc., Term Loan	2.68 to 6.04	02/01/13 to 02/01/14	1,630,378
3,337	Proquest CSA, LLC, Term Loan	2.94	02/09/14	2,852,850
3,674	Questex Media Group, Inc., Term Loan	3.49	05/04/14	881,850
10,882	Reader’s Digest Association, Inc., Term Loan	3.27 to 3.33	03/02/14	3,727,254

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing (continued)
$3,464	R.H. Donnelley, Inc., Term Loan	6.75%	06/30/11	$2,332,085
1,478	Summit Business Media Intermediate, Term Loan	4.75	01/06/14	701,812
2,895	Thomas Nelson Publishers, Term Loan	8.75	06/12/12	796,035
66,667	Tribune Co., Bridge Loan (d)(e)(f)	8.25	12/20/15	416,667
29,886	Tribune Co., Term Loan (d)(e)	5.25	06/04/14	9,003,278
10,125	Yell Group, PLC, Term Loan (United Kingdom)	2.68 to 3.43	04/30/11 to 10/27/12	5,222,943

				60,637,867

	Restaurants & Food Service 2.3%
6,476	Advantage Sales & Marketing, Inc., Term Loan	2.43 to 2.49	03/29/13	5,634,516
2,946	Aramark Corp., Term Loan (a)	3.10 to 4.06	01/27/14	2,695,910
3,144	Center Cut Hospitality, Inc., Term Loan	3.75	07/06/14	1,917,840
5,435	NPC International, Inc., Term Loan	2.19 to 2.97	05/03/13	4,682,826
2,887	Sagittarius Brands, Inc., Term Loan	9.50	03/29/13	1,688,692
326	Volume Services America, Inc., Revolving Credit Agreement	8.25	12/31/12	203,488

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Restaurants & Food Service (continued)
$2,602	Volume Services America, Inc., Term Loan	9.25%	12/31/12	$2,094,813

				18,918,085

	Retail — Oil & Gas 0.4%
4,205	The Pantry, Inc., Term Loan	1.93	05/15/14	3,742,521

	Retail — Specialty 0.6%
5,049	Nebraska Book Co., Inc., Term Loan	9.25	03/04/11	4,594,284
1,042	Visant Holding Corp., Revolving Credit Agreement	2.18	10/02/09	755,734

				5,350,018

	Retail — Stores 1.4%
1,500	Dollar General Corp., Term Loan	3.20 to 3.92	07/07/14	1,390,416
600	General Nutrition Centers, Inc., Revolving Credit Agreement	2.47	03/16/12	405,000
7,240	General Nutrition Centers, Inc., Term Loan	2.68 to 3.49	09/16/13	6,136,004
3,835	Guitar Center, Inc., Term Loan	3.94 to 3.96	10/09/14	2,645,830
1,642	Sally Holdings, Inc., Term Loan	2.68 to 3.51	11/16/13	1,489,694

				12,066,944

	Telecommunications — Local Exchange Carriers 1.0%
3,306	Global Tel*Link Corp., Term Loan	9.00	02/14/13	2,892,502

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Telecommunications — Local Exchange Carriers (continued)
$2,376	Orius Corp., LLC, Term Loan (c)(d)(e)(f)	8.00%	01/23/10	$23,052
3,213	Orius Corp., LLC, Term Loan (d)(e)(f)(g)	7.50	01/23/09	31,167
2,155	Paetec Holding Corp., Term Loan	2.93	02/28/13	1,857,230
3,818	Sorenson Communications, Inc., Term Loan	2.93 to 7.43	08/16/13 to 02/16/14	3,346,463

				8,150,414

	Telecommunications — Long Distance 0.6%
5,650	Level 3 Communications, Inc., Term Loan	2.71 to 11.50	03/13/14	4,816,075

	Telecommunications — Wireless 0.9%
2,272	Asurion Corp., Term Loan (a)	3.47 to 4.24	07/03/14	1,984,251
5,367	CommScope, Inc., Term Loan	2.93 to 3.72	12/27/14	4,773,544
475	MetroPCS Wireless, Inc., Term Loan	2.69 to 3.44	11/04/13	445,179

				7,202,974

	Textiles & Leather 2.3%
10,874	Gold Toe Investment Corp., Term Loan	8.50 to 11.75	10/30/13 to 04/30/14	5,242,526
855	HanesBrands, Inc., Term Loan	5.59	09/05/12	829,723

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Textiles & Leather (continued)
$5,850	HBI Branded Apparel Ltd., Inc., Term Loan	4.84%	03/05/14	$5,294,250
4,300	Levi Strauss & Co., Term Loan	2.70	03/27/14	3,053,000
3,208	St. John Knits International, Inc., Term Loan	9.00	03/23/12	2,165,092
2,761	Varsity Brands, Inc., Term Loan	4.00	02/22/14	2,402,393

				18,986,984

	Transportation — Cargo 0.5%
829	Cardinal Logistics Management, Inc., Term Loan (f)	4.20 to 6.00	09/23/13	484,848
931	JHCI Acquisitions, Inc., Term Loan	2.93	06/19/14	556,316
1,620	Kenan Advantage Group, Inc., Term Loan	3.43	12/16/11	1,320,373
2,425	Rail America, Inc., Term Loan	5.20	08/14/09	2,170,375

				4,531,912

	Transportation — Personal 0.2%
3,145	Coach America Holdings, Inc., Term Loan	3.19 to 3.87	04/18/14 to 04/20/14	1,965,693

	Utilities 7.3%
2,226	Bicent Power, LLC, Term Loan	3.22	06/30/14	1,825,255

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Utilities (continued)
$91	Boston Generating, LLC, Revolving Credit Agreement (a)	3.47%	12/20/13	$60,968
1,760	Boston Generating, LLC, Term Loan (a)	2.68 to 3.35	12/20/13	1,179,791
17,310	Calpine Corp., Term Loan (a)	4.10	03/29/14	14,805,551
12,602	First Light Power Resources, Inc., Term Loan	3.75 to 5.75	11/01/13 to 05/01/14	10,226,066
2,800	Longview Power, LLC, Term Loan	3.50 to 3.63	02/28/14	2,016,000
187	Mach Gen, LLC, Term Loan	3.48	02/22/13	158,426
7,441	NRG Energy, Inc., Term Loan	2.72 to 2.82	02/01/13	6,943,733
1,856	NSG Holdings, LLC, Term Loan	2.82	06/15/14	1,707,663
4,200	Primary Energy Operating, LLC, Term Loan	4.97	08/24/09	3,202,500
12,772	Texas Competitive Electric Holdings Co., LLC, Term Loan	3.93 to 4.74	10/10/14	8,507,681
212	TPF Generation Holdings, LLC, Revolving Credit Agreement	3.46	12/15/11	198,750
6,964	TPF Generation Holdings, LLC, Term Loan	2.43 to 4.68	12/15/13 to 12/15/14	6,018,954

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Utilities (continued)
$4,590	USPF Holdings, LLC, Term Loan	2.20%	04/11/14	$4,131,263

				60,982,601

	Total Variable Rate** Senior Loan Interests 118.9%			994,767,866

Description	Value

Notes 0.8%
Builders FirstSource, Inc. ($4,200,000 par, 5.48% coupon, maturing 02/15/12) (h)	1,470,000
Compression Polymers Corp. ($2,300,000 par, 8.56% coupon, maturing 07/01/12) (h)	1,046,500
Environmental Systems Products Holdings, Inc. ($371,761 par, 18.00% coupon, maturing 03/31/15) (b)(f)	0
KAG Property, LLC, ($308,000 par, 6.42% coupon, maturity 09/23/09) (f)	280,972
Qwest Corp. ($3,500,000 par, 4.57% coupon, maturing 06/15/13) (h)	3,185,000
Verso Paper Holding, LLC, ($1,500,000 par, 4.92% coupon, maturing 08/01/14) (h)(i)	513,750
Wellman, Inc. ($845,000 par, 5.00% coupon, maturing 01/29/19) (f)	845,000

Total Notes 0.8%	7,341,222

Equities 0.1%
Aladdin Gaming Holdings, LLC (8.63% ownership interest, Acquired date 09/03/04, Cost $27,398) (f)(j)	53,798
Building Materials Holding Corp. (Warrants for 28,197 common shares, Expiration date 09/30/15, Acquired date 10/09/08, Cost $0) (j)(k)	0
DecorateToday.com (198,600 common shares, Acquired date 12/31/98, Cost $3,505,909) (f)(j)(k)(l)	0
Environmantal Systems Products Holdings, Inc. (6,195 common shares, Acquired date 09/27/07, Cost $0) (f)(j)(k)	0
Environmental Systems Products Holdings, Inc. (2,838 preferred shares, Acquired date 09/27/07, Cost $70,950) (f)(j)(k)	0
Gentek, Inc. (Canada) (Warrants for 526 common shares, Acquired date 10/17/06, Expiration date 11/10/10, Cost $0) (j)	27,089
Gentek, Inc. (Canada) (2,131 common shares, Acquired 10/17/06, Cost $42,577) (j)	40,681
IAP Worldwide Services, Inc. (Warrants for 25,936 common shares, Expiration date 06/11/15, Acquired date 06/18/08, Cost $0) (f)(j)(k)	0

Description	Value

Equities (continued)
IAP Worldwide Services, Inc. (Warrants for 58,792 common shares, Expiration date 06/11/15, Acquired date 06/18/08, Cost $0) (f)(j)(k)	$0
IDT Corp. (7,632 common shares) (j)	10,379
Safelite Realty (48,903 common shares, Acquired 10/20/00, Cost $0) (f)(j)(k)(l)	0
Wellman, Inc. (555 common shares) (f)(j)	323,748

Total Equities 0.1%	455,695

Total Long-Term Investments 119.8%
(Cost $1,619,921,908)	1,002,564,783

Time Deposit 1.0%
State Street Bank & Trust Co. ($8,797,443 par, 0.01% coupon, dated 4/30/09, to be sold on 5/01/09 at $8,797,445) (a) (Cost $8,797,443)	8,797,443

Total Investments 120.8%
(Cost $1,628,719,351)	1,011,362,226

Borrowings (19.1%)	(160,000,000)

Liabilities in Excess of Other Assets (1.7%)	(14,271,556)

Net Assets 100.0%	$837,090,670

Percentages are calculated as a percentage of net assets.

(a)	All or a portion of this security is designated in connection with unfunded loan commitments.

(b)	All or a portion of this security is payment-in-kind.

(c)	This borrower is currently in liquidation.

(d)	This Senior Loan interest is non-income producing.

(e)	This borrower has filed for protection in federal bankruptcy court.

(f)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g)	The borrower is in the process of restructuring or amending the terms of this loan.

(h)	Variable rate security. Interest rate shown is that in effect at April 30, 2009.

(i)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(j)	Non-income producing security.

(k)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.01% of the net assets of the Fund

(l)	Affiliated Fund

*	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

**	Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

Ratings Allocation as of 4/30/09 (Unaudited)
BBB/Baa	0.4%
BB/Ba	35.1%
B/B	34.6%
CCC/Caa	9.0%
CC/Ca	0.3%
C/C	0.1%
Non-Rated	20.5%
Ratings allocations are as a percentage of debt obligations. Ratings allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively. Bank Loans rated below BBB by Standard and Poor’s or Baa by Moody’s are considered to be below investment grade.

Swap agreements outstanding as of April 30, 2009:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Entity *
Goldman Sachs International	Boston Generating, LLC	Sell	2.000%	06/20/09	$3,000	$0	$(63,216)	NR
Goldman Sachs International	Calpine Corp.	Sell	5.000	03/20/10	1,500	(165,000)	(90,384)	B
Goldman Sachs International	K. Hovnanian Enterprises, Inc.	Sell	2.150	06/20/09	1,500	0	(44,656)	NR
Goldman Sachs International	K. Hovnanian Enterprises, Inc.	Sell	3.750	06/20/12	1,500	0	(590,739)	NR
Goldman Sachs International	Texas Competitive Electric Holdings Company LLC	Sell	2.850	06/20/10	5,000	0	(488,441)	B-

Total Credit Default Swaps					$12,500	$(165,000)	$(1,277,436)

Swap Collateral Pledged to Counterparty
Goldman Sachs International							1,390,000

Total Swap Agreements							$112,564

NR	—	Non-Rated

*		Credit rating as issued by Standard and Poor’s
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

	Assets		Liabilities
	Investments in	Other Financial		Other Financial
Valuation Inputs	Loans and Securities	Instruments*	Unfunded Commitments	Instruments*
Level 1 — Quoted Prices	$78,150	$-0-	$-0-	$-0-
Level 2 — Other Significant Observable Inputs	981,959,476	-0-	(16,315,809)	(1,277,436)
Level 3 — Significant Unobservable Inputs	29,324,600	-0-	(25,586)	-0-

Total	$1,011,362,226	$-0-	$(16,341,395)	$(1,277,436)

*	Other financial instruments include swap contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Loans and Securities	Unfunded Commitments
Balance as of 7/31/2008	$11,023,609	$(8,915)
Accrued discounts/premiums	116,270	-0-
Realized gain/loss	32,864	-0-
Change in unrealized appreciation/depreciation	(61,931,384)	(16,671)
Net purchases/sales	6,254,675	-0-
Net transfers in and/or out of Level 3	73,828,566	-0-

Balance, as of 4/30/09	$29,324,600	$(25,586)

Net change in unrealized appreciation/depreciation from investments still held as of 4/30/09	$(59,797,346)	$(16,671)
The Fund’s Senior Loans and notes are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund’s Board of Trustees. Under the valuation guidelines, Senior Loans and notes for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans and notes are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans and notes are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the ''Adviser’’) by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such Senior Loans. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Fund’s portfolio. The fair value of Senior Loans are reviewed and approved by the Fund’s Valuation Committee and the Board of Trustees. Credit default swaps are valued using market quotations obtained from brokers.
Equity securities are valued on the basis of prices furnished by pricing services or fair value as determined in good faith by the Adviser under the direction of the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.
The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (“FSP FAS 133-1 and FIN 45-4”), effective January 31, 2009. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Senior Loan Fund
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 23, 2009